Accumulated Other Comprehensive Income (Loss) (Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gains (losses) on investment securities, Balance at beginning of fiscal year	[1]	¥ 2,270,346	¥ 2,032,807	¥ 1,995,314
Net unrealized gains (losses) on investment securities, Net change during the fiscal year	[1]	60,616	244,249	31,984
Net unrealized gains (losses) on investment securities, Balance at end of fiscal year	[1]	(369,369)	2,270,346	2,032,807
Net debt valuation adjustments, Balance at beginning of fiscal year		(16,488)	(10,632)	(2,080)
Net debt valuation adjustments, Net change during the fiscal year		9,729	(2,178)	(8,552)
Net debt valuation adjustments, Balance at end of fiscal year		(8,670)	(16,488)	(10,632)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Balance at beginning of fiscal year		(19,250)	(8,729)	4,516
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net change during the fiscal year		(4,890)	(7,025)	(13,245)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Balance at end of fiscal year		(24,140)	(19,250)	(8,729)
Defined benefit plans, Balance at beginning of fiscal year		(119,593)	(214,062)	(317,422)
Defined benefit plans, Net change during the fiscal year		(88,680)	109,012	103,360
Defined benefit plans, Balance at end of fiscal year		(208,273)	(119,593)	(214,062)
Foreign currency translation adjustments, Balance at beginning of fiscal year		362,300	482,039	620,931
Foreign currency translation adjustments, Net change during the fiscal year		(36,117)	(119,213)	(137,256)
Foreign currency translation adjustments, Balance at end of fiscal year		326,183	362,300	482,039
Accumulated other comprehensive income (loss), net of taxes: Balance at end of fiscal year		(284,269)	2,477,315	2,281,423
Net Unrealized Gains (Losses) on Investment Securities [Member] | Foreign Affiliated Company [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effect of adopting new guidance	[1]		118
Net Unrealized Gains (Losses) on Investment Securities [Member] | Consolidation of Certain Variable Interest Entities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effect of adopting new guidance	[1]			5,509
Net Unrealized Gains (Losses) on Investment Securities [Member] | Reclassification of Certain Tax Effects [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effect of adopting new guidance	[1]		(6,828)
Net Unrealized Gains (Losses) on Investment Securities [Member] | Recognition and Measurement of Financial Assets and Financial Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effect of adopting new guidance	[1]	(2,700,331)
Net Debt Valuation Adjustments [Member] | Reclassification of Certain Tax Effects [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effect of adopting new guidance			(3,678)
Net Debt Valuation Adjustments [Member] | Recognition and Measurement of Financial Assets and Financial Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effect of adopting new guidance		¥ (1,911)
Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member] | Reclassification of Certain Tax Effects [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effect of adopting new guidance			(3,496)
Defined Benefit Plans [Member] | Reclassification of Certain Tax Effects [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effect of adopting new guidance			(14,543)
Foreign Currency Translation Adjustments [Member] | Consolidation of Certain Variable Interest Entities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effect of adopting new guidance				¥ (1,636)
Foreign Currency Translation Adjustments [Member] | Reclassification of Certain Tax Effects [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effect of adopting new guidance			¥ (526)

[1]	Included unrealized gains (losses) related to only debt securities for the fiscal year ended March 31, 2019.